UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4757
Legg Mason Partners Sector Series, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS SECTOR SERIES, INC.
LEGG MASON PARTNERS FINANCIAL
SERVICES FUND
FORM N-Q
JANUARY 31, 2007

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	January 31, 2007

Shares	Security	Value

COMMON STOCKS — 99.6%
Capital Markets — 11.2%
12,200	A.G. Edwards Inc.	$807,762
38,000	Amvescap PLC	452,313
13,400	Close Brothers Group PLC	266,314
11,300	Credit Suisse Group	796,074
2,300	Deutsche Bank AG	324,211
3,194	Goldman Sachs Group Inc.	677,639
97,422	Henderson Group PLC	262,202
7,000	Lehman Brothers Holdings Inc.	575,680
10,550	Merrill Lynch & Co. Inc.	987,058
12,667	Morgan Stanley	1,048,701
15,590	Raymond James Financial Inc.	497,633
6,300	UBS AG	393,055

	Total Capital Markets	7,088,642

Commercial Banks — 38.6%
11,204	Alpha Bank AE	359,442
18,500	Australia & New Zealand Banking Group Ltd.	416,799
37,700	Banca Popolare di Milano Scarl	628,260
42,400	Banca Popolare Italiana Scrl *	656,980
10,500	Banche Popolari Unite Scpa	296,455
10,700	Banco Bilbao Vizcaya Argentaria SA	264,965
6,500	Banco Bradesco SA, ADR	264,160
93,279	Banco Comercial Portugues SA	344,360
6,900	Banco de Sabadell SA	316,886
10,000	Banco Itau Holding Financeira SA, ADR	369,700
42,620	Banco Santander Central Hispano SA	808,311
9,000	Bank of Nova Scotia	387,399
5,320	Bank Pekao SA	441,391
81,360	Barclays PLC	1,180,617
8,850	BNP Paribas SA	984,177
39,700	Bradford & Bingley PLC	355,968
8,150	Commerce Bancorp Inc.	275,307
5,025	Commerce Bancshares Inc.	246,828
11,050	Commerzbank AG	465,821
10,200	Cullen/Frost Bankers Inc.	546,006
7,750	Deutsche Postbank AG	664,899
25,900	Dexia	766,607
56,000	Grupo Financiero Banorte SA de CV, Series O Shares	222,066
79,000	Gunma Bank Ltd.	508,477
54,000	Hachijuni Bank Ltd.	374,337
37,600	HBOS PLC	819,159
52,400	HSBC Holdings PLC	950,472
1,900	KBC Groep NV	238,954
24	Mitsubishi UFJ Financial Group Inc.	289,515
47	Mizuho Financial Group Inc.	337,850
7,450	National Australia Bank Ltd.	233,059
21,000	Natixis	589,362
136,000	Nishi-Nippon City Bank Ltd.	571,957
97,000	Oversea-Chinese Banking Corp. Ltd.	498,763
36,220	Royal Bank of Scotland Group PLC	1,452,473
72,000	Shinsei Bank Ltd.	393,820
12,500	St. George Bank Ltd.	321,673
46	Sumitomo Mitsui Financial Group Inc.	467,487
9,600	Toronto-Dominion Bank	568,877
7,790	Unibanco-Uniao de Bancos Brasileiros SA, GDR	738,726
115,400	UniCredito Italiano SpA	1,065,060
14,000	Wachovia Corp.	791,000
21,336	Wells Fargo & Co.	766,389
16,600	Whitney Holding Corp.	525,224
8,920	Wilmington Trust Corp.	374,016
See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

Commercial Banks — 38.6% (continued)
3,750	Zions Bancorporation	$318,075

	Total Commercial Banks	24,458,129

Consumer Finance — 1.2%
2,550	ORIX Corp.	728,993

Diversified Financial Services — 12.3%
6,000	Banca Italease SpA	415,708
42,018	Bank of America Corp.	2,209,307
86,636	FirstRand Ltd.	274,769
8,200	Fortis	343,439
160,000	Hokuhoku Financial Group Inc.	605,470
11,200	ING Groep NV, CVA	488,450
36,389	JPMorgan Chase & Co.	1,853,292
9,000	Lundbergforetagen (LE) AB, Class B Shares	610,290
39,300	OKO Bank PLC	636,532
5,900	Principal Financial Group Inc.	363,499

	Total Diversified Financial Services	7,800,756

Insurance — 20.8%
25,000	Aegon NV	489,087
20,250	American Financial Group Inc.	715,230
22,350	American International Group Inc.	1,529,857
8,900	Arch Capital Group Ltd. *	574,851
11,900	Assurant Inc.	661,402
18,320	Chubb Corp.	953,373
134,250	Compagnia Assicuratrice Unipol SpA	496,049
2,693	Hartford Financial Services Group Inc.	255,593
60,000	Hiscox Ltd.	298,849
140,550	Insurance Australia Group Ltd.	703,798
171,400	Legal & General Group PLC	520,125
3,600	Lincoln National Corp.	241,704
12,300	Loews Corp.	534,558
8,064	MetLife Inc.	500,936
11,200	Philadelphia Consolidated Holding Corp. *	504,672
12,100	Power Corp. of Canada	365,591
13,700	Prudential PLC	184,294
11,600	RenaissanceRe Holdings Ltd.	617,932
10,360	SCOR SA	281,460
12,550	St. Paul Travelers Cos. Inc.	638,167
6,800	Sun Life Financial Inc.	291,548
9,950	TrygVesta AS	815,268
9,350	W.R. Berkley Corp.	309,392
2,700	Zurich Financial Services AG	724,258

	Total Insurance	13,207,994

Real Estate Investment Trusts (REITs) — 8.9%
22,200	Annaly Mortgage Management Inc.	305,916
6,452	Archstone-Smith Trust	407,831
1,600	Boston Properties Inc.	201,744
4,875	BRE Properties Inc., Class A Shares	338,374
8,400	British Land Co. PLC	258,445
17,400	CB Richard Ellis Group Inc., Class A Shares *	654,414
6,000	Colonial Properties Trust	294,900
139,000	DB RREEF Trust	189,877
64,100	GPT Group	271,368
6,800	Host Marriott Corp.	179,996
162,600	Investa Property Group	310,835
5,900	Jones Lang LaSalle Inc.	616,550
6,100	Land Securities Group PLC	255,982
18,400	Leopalace21 Corp.	583,789
3,000	Liberty International PLC	74,712
34,600	Macquarie Goodman Group	196,823
See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	January 31, 2007

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 8.9% (continued)
29,400	Stockland	$193,183
5,740	Taubman Centers Inc.	334,470

	Total Real Estate Investment Trusts (REITs)	5,669,209

Real Estate Management & Development — 3.9%
64,000	Hang Lung Group Ltd.	218,843
96,000	Hang Lung Properties Ltd.	262,488
106,000	Kerry Properties Ltd.	493,459
38,450	Lend Lease Corp. Ltd.	563,921
83,000	New World Development Co., Ltd.	181,767
12,000	Nomura Real Estate Holdings Inc.	399,571
23,100	Urban Corp.	368,363

	Total Real Estate Management & Development	2,488,412

Specialty Retail — 1.0%
20,500	Rent-A-Center Inc. *	603,930

Thrifts & Mortgage Finance — 1.1%
5,150	Hypo Real Estate Holding AG	338,540
16,663	Northern Rock PLC	383,608

	Total Thrifts & Mortgage Finance	722,148

Trading Companies & Distributors — 0.6%
14,700	United Rentals Inc. *	378,525

	TOTAL COMMON STOCKS
	(Cost — $56,949,782)	63,146,738

PREFERRED STOCKS — 0.3%
Commercial Banks — 0.3%
29,000	Itausa — Investimentos Itau SA
	(Cost — $119,599)	160,410

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $57,069,381)	63,307,148

Face
Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$321,000	State Street Bank & Trust Co., dated 1/31/07, 4.770% due 2/1/07; Proceeds at
	maturity — $321,043; (Fully collateralized by U.S. Treasury Bond, 6.625% due 2/15/27; Market value — $330,750)
	(Cost — $321,000)	321,000

	TOTAL INVESTMENTS — 100.4% (Cost — $57,390,381#)	63,628,148
	Liabilities in Excess of Other Assets — (0.4)%	(253,202)

	TOTAL NET ASSETS — 100.0%	$63,374,946

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	January 31, 2007
GDR — Global Depositary Receipt

Summary of Investments by Country **
United States	38.3%
United Kingdom	12.1
Japan	8.9
Italy	5.6
Australia	5.3
Switzerland	3.0
France	2.9
Germany	2.8
Bermuda	2.7
Canada	2.5
Brazil	2.4
Spain	2.2
Belgium	2.1
Netherlands	1.5
Denmark	1.3
Hong Kong	1.0
Finland	1.0
Sweden	1.0
Singapore	0.8
Poland	0.7
Greece	0.6
Portugal	0.5
South Africa	0.4
Mexico	0.4

100.0%

     ** As a percentage of total investments. Please note that Fund holdings are as of January 31, 2007 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Financial Services Fund (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Sector Series, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation Gross unrealized depreciation	$6,871,375 (633,608)

Net unrealized appreciation	$6,237,767

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Sector Series, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	March 30, 2007